Goodwill - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 29, 2026 CAD ($) cashGeneratingUnit	Mar. 30, 2025 CAD ($) cashGeneratingUnit
Intangible assets and goodwill [abstract]
Number of cash generating units that contribute to cash flows | cashGeneratingUnit	11	11
Impairment loss recognised in profit or loss, goodwill | $	$ 0.0	$ 0.0
Excess of recoverable value over carrying value per CGU	39.70%
Discount rate applied to cash flow projections	12.20%	12.30%
Cash flow projections, period	5 years
Growth rate used to extrapolate cash flow projections	2.00%